Note 14 - Warrants (Details 1) - shares	12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016
Note 14 - Warrants (Details) - Warrant Transactions [Line Items]
Outstanding, Beginning	5,476,482	5,429,300
Issued	2,000,000	3,714,286
Exercised	(336,018)	(832,104)
Expired		(2,835,000)
Outstanding, Ending	7,140,464	5,476,482
March 2013 Warrants [Member]
Note 14 - Warrants (Details) - Warrant Transactions [Line Items]
Outstanding, Beginning	1,491,742	1,724,300
Issued	0	0
Exercised	0	(232,558)
Expired		0
Outstanding, Ending	1,491,742	1,491,742
July 2013 Warrants [Member]
Note 14 - Warrants (Details) - Warrant Transactions [Line Items]
Outstanding, Beginning	870,000	870,000
Issued	0	0
Exercised	0	0
Expired		0
Outstanding, Ending	870,000	870,000
June 2016 Warrants [Member]
Note 14 - Warrants (Details) - Warrant Transactions [Line Items]
Outstanding, Beginning	3,114,740	0
Issued	0	3,714,286
Exercised	(336,018)	(599,546)
Expired		0
Outstanding, Ending	2,778,722	3,114,740
October 2017 Warrants [Member]
Note 14 - Warrants (Details) - Warrant Transactions [Line Items]
Outstanding, Beginning	0
Issued	1,818,182
Exercised	0
Outstanding, Ending	1,818,182	0
Agent Warrants [Member]
Note 14 - Warrants (Details) - Warrant Transactions [Line Items]
Outstanding, Beginning	0
Issued	181,818
Exercised	0
Outstanding, Ending	181,818	0
Series A Warrants [Member]
Note 14 - Warrants (Details) - Warrant Transactions [Line Items]
Outstanding, Beginning	0	2,835,000
Issued		0
Exercised		0
Expired		(2,835,000)
Outstanding, Ending		0